CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                February 10, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


             Re:   First Trust Mortgage Income Fund (File No. 333-170228)


Ladies and Gentlemen:

      On behalf of First Trust Mortgage Income Fund (the "Registrant"), we are transmitting pre-effective amendment number 1 to the shelf Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

     Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

      The initial filing, in October 2010, was received by Mr. Houghton R. Hallock Jr. We understand that this file may be transferred to another Staff examiner. If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

                                          Very truly yours,

                                          CHAPMAN AND CUTLER LLP

                                          By:  /s/ Walter L. Draney
                                              ---------------------------
                                                Walter L. Draney

Enclosures
cc:  W. Scott Jardine